Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 96.4%
Aerospace & Defense — 1.1%
Hexcel Corp.	35,150	$2,090,370
Auto Manufacturers — 1.2%
PACCAR, Inc.	24,025	2,115,882
Banks — 9.1%
KeyCorp.	60,877	1,362,427
M&T Bank Corp.	26,219	4,444,120
State Street Corp.	27,242	2,373,323
The Goldman Sachs Group, Inc.	9,007	2,973,211
Wells Fargo & Co.	116,345	5,638,079
		16,791,160
Beverages — 2.8%
Constellation Brands, Inc., Class A	13,694	3,154,002
PepsiCo, Inc.	11,563	1,935,415
		5,089,417
Biotechnology — 0.5%
Royalty Pharma PLC, Class A	23,727	924,404
Building Materials — 1.5%
Johnson Controls International PLC	41,929	2,749,285
Chemicals — 1.8%
FMC Corp.	24,848	3,269,251
Commercial Services — 0.8%
Euronet Worldwide, Inc.*	11,940	1,553,991
Diversified Financial Services — 2.4%
The Charles Schwab Corp.	53,313	4,494,819
Electric — 6.5%
CMS Energy Corp.	30,147	2,108,481
Edison International	49,718	3,485,232
NextEra Energy, Inc.	43,839	3,713,602
Sempra Energy	16,045	2,697,485
		12,004,800
Food — 2.9%
Performance Food Group Co.*	29,870	1,520,681
The Hershey Co.	17,806	3,857,314
		5,377,995
Hand & Machine Tools — 1.1%
Stanley Black & Decker, Inc.	14,033	1,961,673
Healthcare Products — 6.4%
Teleflex, Inc.	7,402	2,626,451
Thermo Fisher Scientific, Inc.	6,434	3,800,242
Waters Corp.*	7,400	2,296,886
Zimmer Biomet Holdings, Inc.	23,743	3,036,730
		11,760,309
Healthcare Services — 3.4%
UnitedHealth Group, Inc.	12,331	6,288,440
Insurance — 7.5%
American International Group, Inc.	81,155	5,094,100
	Number of Shares	Value†

Insurance — (continued)
Arch Capital Group Ltd.*	78,581	$3,804,892
Reinsurance Group of America, Inc.	10,768	1,178,665
The Allstate Corp.	27,296	3,780,769
		13,858,426
Internet — 2.8%
Alphabet, Inc., Class A*	1,868	5,195,562
Lodging — 1.3%
Hilton Worldwide Holdings, Inc.*	15,874	2,408,721
Machinery — Diversified — 1.8%
Westinghouse Air Brake Technologies Corp.	35,306	3,395,378
Media — 3.3%
Fox Corp., Class A	45,159	1,781,523
The Walt Disney Co.*	31,138	4,270,888
		6,052,411
Miscellaneous Manufacturing — 1.5%
Eaton Corp. PLC	17,797	2,700,873
Oil & Gas — 6.7%
Chevron Corp.	24,851	4,046,489
ConocoPhillips	48,887	4,888,700
EOG Resources, Inc.	28,871	3,442,289
		12,377,478
Packaging and Containers — 1.6%
Packaging Corp. of America	18,363	2,866,648
Pharmaceuticals — 10.2%
AbbVie, Inc.	20,290	3,289,212
Bristol-Myers Squibb Co.	56,005	4,090,045
Johnson & Johnson	32,156	5,699,008
Neurocrine Biosciences, Inc.*	25,218	2,364,187
Sanofi, ADR	65,643	3,370,112
		18,812,564
Retail — 3.8%
BJ's Wholesale Club Holdings, Inc.*	49,194	3,326,006
Lithia Motors, Inc.	7,456	2,237,695
Papa John's International, Inc.	13,893	1,462,655
		7,026,356
Semiconductors — 3.4%
Micron Technology, Inc.	39,453	3,072,994
Texas Instruments, Inc.	17,774	3,261,174
		6,334,168
Shipbuilding — 1.5%
Huntington Ingalls Industries, Inc.	14,291	2,850,197
Software — 3.2%
Fidelity National Information Services, Inc.	33,997	3,413,979
VMware, Inc., Class A	22,065	2,512,541
		5,926,520

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 4.4%
Cisco Systems, Inc.	61,039	$3,403,535
Verizon Communications, Inc.	94,150	4,796,001
		8,199,536
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	33,078	3,562,831
TOTAL COMMON STOCKS (Cost $149,481,023)		178,039,465

REAL ESTATE INVESTMENT TRUSTS — 5.1%
Apartments — 3.0%
Invitation Homes, Inc.	61,406	2,467,293
Mid-America Apartment Communities, Inc.	15,381	3,221,551
		5,688,844
Healthcare — 1.1%
Healthpeak Properties, Inc.	58,304	2,001,576
Industrial — 1.0%
EastGroup Properties, Inc.	9,018	1,833,179
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,603,082)		9,523,599

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,380,923)	1,380,923	1,380,923
TOTAL INVESTMENTS — 102.3% (Cost $158,465,028)		$188,943,987
Other Assets & Liabilities — (2.3)%		(4,202,834)
TOTAL NET ASSETS — 100.0%		$184,741,153

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
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